Deferred Grants - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Statement 1 [Line Items]
Revenue From Government Grants	¥ 209,793	$ 32,419	¥ 122,371	¥ 32,237
Deferred grant outstanding	518,142		656,776		$ 80,068
Grant Related to Assets [Member]
Statement 1 [Line Items]
Deferred grant outstanding	271,600		¥ 434,800		$ 42,000
JSS Grant [Member]
Statement 1 [Line Items]
Revenue From Government Grants	¥ 1,100	$ 200